Financial and capital management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Fair value details of financial instruments measured at amortized cost
The following table provides the fair value details of other financial instruments measured at amortized cost in the statements of financial position.

					December 31, 2025		December 31, 2024
	Classification	Fair value methodology	Note		Carrying value	Fair value	Carrying value	Fair value (1)
Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	25,	26	31,236	31,286	31,247	30,022
(1)We have presented amounts from the previous period to make them consistent with the presentation of the current period.

Disclosure of fair value measurement of assets
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

				Fair value
	Classification	Note	Carrying value of asset (liability)	Quoted prices in active markets for identical assets (level 1)	Observable market data (level 2) (1)	Non-observable market inputs (level 3) (2)
December 31, 2025
Publicly-traded and privately-held investments (3)	Other non-current assets	22	1,198	105	—	1,093
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(513)	—	(513)	—
Investments	Other non-current assets	22	246	—	246	—
December 31, 2024
Publicly-traded and privately-held investments (3)	Other non-current assets	22	877	35	—	842
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(368)	—	(368)	—
Investments	Other non-current assets	22	225	—	225	—
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows, prices of comparable investments and revenue and earnings multiples. For certain privately-held investments, changes in our valuation assumptions may result in a significant change in the fair value of our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income in the statements of comprehensive income and are reclassified from Accumulated other comprehensive income (loss) to the Deficit in the statements of financial position when realized.

Disclosure of fair value measurement of liabilities
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

				Fair value
	Classification	Note	Carrying value of asset (liability)	Quoted prices in active markets for identical assets (level 1)	Observable market data (level 2) (1)	Non-observable market inputs (level 3) (2)
December 31, 2025
Publicly-traded and privately-held investments (3)	Other non-current assets	22	1,198	105	—	1,093
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(513)	—	(513)	—
Investments	Other non-current assets	22	246	—	246	—
December 31, 2024
Publicly-traded and privately-held investments (3)	Other non-current assets	22	877	35	—	842
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(368)	—	(368)	—
Investments	Other non-current assets	22	225	—	225	—
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows, prices of comparable investments and revenue and earnings multiples. For certain privately-held investments, changes in our valuation assumptions may result in a significant change in the fair value of our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income in the statements of comprehensive income and are reclassified from Accumulated other comprehensive income (loss) to the Deficit in the statements of financial position when realized.

Change in allowance for doubtful accounts
The following table provides the change in allowance for doubtful accounts for trade receivables.

	Note	2025	2024
Balance, January 1		(120)	(118)
Additions (1)		(235)	(169)
Usage and reversals		191	167
Balance, December 31	13	(164)	(120)
(1)Includes $38 million from the acquisition of Ziply Fiber in 2025. See Note 4, Business acquisitions and disposition for additional details.
The following table provides the change in allowance for doubtful accounts for contract assets.

	Note	2025	2024
Balance, January 1		(18)	(18)
Additions		(18)	(20)
Usage and reversals		24	20
Balance, December 31		(12)	(18)
Current		(7)	(6)
Non-current		(5)	(12)
Balance, December 31	15	(12)	(18)

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
The following table provides further details on trade receivables, net of allowance for doubtful accounts.

At December 31	2025	2024
Trade receivables not past due	3,321	3,346
Trade receivables past due
Under 60 days	383	484
60 to 120 days	171	240
Over 120 days	74	115
Trade receivables, net of allowance for doubtful accounts	3,949	4,185

Maturity analysis for recognized financial liabilities
The following table is a maturity analysis for recognized financial liabilities at December 31, 2025 for each of the next five years and thereafter.

At December 31, 2025	Note	2026	2027	2028	2029	2030	Thereafter	Total
Total debt, excluding lease liabilities	26	1,064	2,042	2,404	2,028	2,075	23,148	32,761
Lease liabilities (1)	26	1,091	693	483	396	390	2,196	5,249
Notes payable	25	2,566	—	—	—	—	—	2,566
Loan secured by receivables	25	1,594	—	—	—	—	—	1,594
Interest payable on long-term debt, notes payable and loan secured by receivables		1,675	1,533	1,470	1,363	1,272	17,258	24,571
Net payments (receipts) on cross currency interest rate swaps and interest rate swaps		15	(7)	(13)	(27)	74	(491)	(449)
Total		8,005	4,261	4,344	3,760	3,811	42,111	66,292
(1)Includes imputed interest of $940 million.

Details on outstanding foreign currency forward contracts and cross currency basis swaps
The following table provides further details on our outstanding foreign currency forward contracts and options as at December 31, 2025.

Type of hedge	Buy currency	Amount to receive	Sell currency	Amount to pay	Maturity	Hedged item
Cash flow (1)	USD	1,167	CAD	1,604	2026	Loans
Cash flow	USD	1,874	CAD	2,602	2026	Commercial paper
Cash flow	USD	641	CAD	852	2026	Anticipated purchases
Cash flow	PHP	3,299	CAD	79	2026	Anticipated purchases
Cash flow	USD	440	CAD	589	2027	Anticipated purchases
Economic - call options	USD	120	CAD	158	2026	Anticipated purchases
Economic - options (2)	USD	10	CAD	13	2026	Anticipated purchases
Economic - call options	CAD	348	USD	240	2026	Anticipated purchases
Economic - put options	USD	161	CAD	212	2026	Anticipated purchases
Economic - put options	CAD	148	USD	110	2026	Anticipated purchases
Economic - call options	USD	150	CAD	197	2027	Anticipated purchases
Economic - put options	USD	120	CAD	158	2027	Anticipated purchases
Economic - options (2)	USD	100	CAD	135	2027	Anticipated purchases
Economic - call options	CAD	360	USD	240	2028	Anticipated purchases
(1)Forward contracts to hedge loans secured by receivables under our securitization program. See Note 25, Debt due within one year, for additional information.
(2)Foreign currency options with a leverage provision and a profit cap limitation.

Summary of key ratios	The following table provides a summary of our key ratio.

At December 31	2025	2024
Net debt leverage ratio	3.78	3.81